Statements Of Financial Condition (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investments in U.S. Treasury notes - at fair value	$ 93,917,668	$ 81,045,824	$ 147,055,005
Net unrealized appreciation on open futures and forward currency contracts	3,333,313	12,894,380	37,402,229
Due from brokers	10,517,676	6,913,738	14,425,007
Cash denominated in foreign currencies	6,052,559	1,719,017	8,404,398
Total equity in trading accounts	113,821,216	102,572,959	207,286,639
INVESTMENTS IN U.S. TREASURY NOTES - at fair value	561,300,682	634,082,662	654,498,603
CASH AND CASH EQUIVALENTS	17,283,270	42,348,737	47,954,734
ACCRUED INTEREST RECEIVABLE	281,895	3,339,577	1,421,896
TOTAL	692,687,063	782,343,935	911,161,872
LIABILITIES:
Subscriptions by Unitholders received in advance	3,118,444	3,164,450	6,440,530
Net unrealized depreciation on open futures and forward currency contracts	9,595,700	917,275
Due to Managing Owner	177,157	137,996	1,276
Due to Unitholders	14,973
Accrued brokerage and custodial fees	3,449,414	4,005,466	4,843,008
Accrued management fees	52,672	57,276	24,278
Redemptions payable to Unitholders	25,739,982	17,618,625	5,953,490
Redemptions payable to Managing Owner		1,259	262,829
Accrued expenses	187,702	180,897	239,340
Cash denominated in foreign currencies		2,122,063	471,510
Due to brokers	290,305	951,234
Total liabilities	42,626,349	29,156,541	18,236,261
TRUST CAPITAL:
Total trust capital	650,060,714	753,187,394	892,925,611
TOTAL:	692,687,063	782,343,935	911,161,872
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,062,062	9,644,943	10,922,729
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	608,271,847	709,737,394	867,646,692
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,085.59	$ 1,175.07	$ 1,314.17
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	215,932	240,698	101,957
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,179.02	$ 1,261.94	$ 1,350.56
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	30,971,393	32,771,232	14,178,784
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,184.58	$ 1,267.10	$ 1,352.80
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 1,539,480	$ 793,127	$ 75,449
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,228.10	$ 1,307.09	$ 1,366.01